UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):                 [ ]is  a  restatement.
                                                  [ ]adds  new  holdings
                                                     entries.
Institutional Investment Manager Filing this Report:

Name:      Barclays Bank Plc
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form  13F  File  Number:  28-5494
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5960
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Jones                    New York, NY                    5/20/2002
------------------                    ------------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           35
                                              -----------

Form  13F  Information  Table  Value  Total:  $   172,287
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS & CHEMS INC          COM              9158106       3594   69595 SH  SOLE 69595               0      0    0
ALCOA INC                      COM              13817101      3696   97940 SH  SOLE 97940               0      0    0
AMGEN INC                      COM              31162100      3240   54300 SH  SOLE 54300               0      0    0
APPLIED MATLS INC              COM              38222105      9666  178122 SH  SOLE 178122              0      0    0
BANK OF AMERICA CORPORATION    COM              60505104      6326   93005 SH  SOLE 93005               0      0    0
BAXTER INTL INC                COM              71813109      6496  109150 SH  SOLE 109150              0      0    0
CHEVRONTEXACO CORP             COM              166764100     6102   67600 SH  SOLE 67600               0      0    0
CISCO SYS INC                  COM              17275R102     4104  242440 SH  SOLE 242440              0      0    0
CITIGROUP INC                  COM              172967101     8963  181010 SH  SOLE 181010              0      0    0
DOW CHEM CO                    COM              260543103     3587  109650 SH  SOLE 109650              0      0    0
DUKE ENERGY CORP               WHEN ISSUED      264399106     3114   82400 SH  SOLE 82400               0      0    0
E M C CORP MASS                COM              268648102     5493  460900 SH  SOLE 460900              0      0    0
EXXON MOBIL CORP               COM              30231G102     7658  174724 SH  SOLE 174724              0      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102      724   39700 SH  SOLE 39700               0      0    0
GENERAL ELEC CO                COM              369604103     4183  111720 SH  SOLE 111720              0      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     3384   37500 SH  SOLE 37500               0      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104      742   10900 SH  SOLE 10900               0      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     7957   76512 SH  SOLE 76512               0      0    0
JOHNSON & JOHNSON              COM              478160104     7060  108710 SH  SOLE 108710              0      0    0
KIMBERLY CLARK CORP            COM              494368103     3740   57865 SH  SOLE 57865               0      0    0
MICROSOFT CORP                 COM              594918104     7757  128635 SH  SOLE 128635              0      0    0
MINNESOTA MNG & MFG CO         COM              604059105     4468   38850 SH  SOLE 38850               0      0    0
OMNICOM GROUP INC              COM              681919106     4087   43300 SH  SOLE 43300               0      0    0
PFIZER INC                     COM              717081103     5662  142500 SH  SOLE 142500              0      0    0
PHILIP MORRIS COS INC          COM              718154107     4657   88427 SH  SOLE 88427               0      0    0
PROCTER & GAMBLE CO            COM              742718109     3821   42420 SH  SOLE 42420               0      0    0
SBC COMMUNICATIONS INC         COM              78387G103     4666  124650 SH  SOLE 124650              0      0    0
SPDR TR                        UNIT SER 1       78462F103      961    8400 SH  SOLE 8400                0      0    0
TARGET CORP                    COM                            5372  124600 SH  SOLE 124600              0      0    0
VERISIGN INC                   COM                            3277  121400 SH  SOLE 121400              0      0    0
VERIZON COMMUNICATIONS         COM              92343V104     4824  104645 SH  SOLE 104645              0      0    0
VIACOM INC                     CL B             925524308     7303  151000 SH  SOLE 151000              0      0    0
WAL MART STORES INC            COM              931142103     5356   87375 SH  SOLE 87375               0      0    0
WELLS FARGO & CO NEW           COM              949746101     6077  123020 SH  SOLE 123020              0      0    0
WYETH                          COM              983024100     4150   63225 SH  SOLE 63225               0      0    0